CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Total
Increase (decrease) in Shareholders' Equity [Roll Forward]
Effect of change in accounting policy | ASC 606 [Member]	$ 0	$ 0	$ 0	$ 0	$ (4,072)	$ (4,072)
Balance (in shares) at Dec. 31, 2017	141,969,666
Balance (in shares) (ASC 606 [Member]) at Dec. 31, 2017	141,969,666
Balance at Dec. 31, 2017	$ 1,420	123,439	796,817	(1,187)	(209,425)	711,064
Balance (ASC 606 [Member]) at Dec. 31, 2017	1,420	123,439	796,817	(1,187)	(213,497)	706,992
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss)/Income	$ 0	0	0	0	(46,861)	(46,861)
Common Shares Issued - Equity Incentive Plan (in shares)	0
Common Shares Issued - Equity Incentive Plan	$ 0	(16)	0	0	0	(16)
Share based compensation (in shares)	0
Share based compensation	$ 0	209	0	0	0	209
Other comprehensive income	0	0	0	66	0	66
Dividends Paid	$ 0	0	(5,678)	0	0	(5,678)
Balance (in shares) at Jun. 30, 2018	141,969,666
Balance at Jun. 30, 2018	$ 1,420	123,632	791,139	(1,121)	(260,358)	654,712
Balance (in shares) at Dec. 31, 2018	141,969,666
Balance at Dec. 31, 2018	$ 1,420	123,852	786,881	(1,319)	(308,803)	602,031
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss)/Income	$ 0	0	0	0	(9,341)	(9,341)
Share based compensation (in shares)	0
Share based compensation	$ 0	200	0	0	0	200
Other comprehensive income	0	0	0	49	0	49
Dividends Paid	$ 0	0	(9,936)	0	0	(9,936)
Balance (in shares) at Jun. 30, 2019	141,969,666
Balance at Jun. 30, 2019	$ 1,420	$ 124,052	$ 776,945	$ (1,270)	$ (318,144)	$ 583,003